SUBEQUENT EVENTS	6 Months Ended
Jun. 30, 2013
SUBEQUENT EVENTS [Abstract]
SUBEQUENT EVENTS
NOTE 8 - SUBEQUENT EVENTS

For subsequent events occurred relating to the strategic investment agreement with Networks3 Inc.  and relating to the non-binding understanding with ECI Telecom Ltd. ("ECI") with respect to the terms of a proposed transaction pursuant to which it would grant an exclusive license to ECI to develop, manufacture and sell products comprising Orckit's Packet Transport technology, see note 1.